Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Corporate Bond Fund
Entity Central Index Key	0001553195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
American Funds Corporate Bond Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class A
Trading Symbol	BFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.26% for the year ended May 31,
2025
. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	1.32%	(1.53) %	2.15%
American Funds Corporate Bond Fund — Class A (without sales charge) *	5.26%	(0.77) %	2.54%
Bloomberg U.S. Aggregate Index †	5.46%	(0.90) %	1.49%
Bloomberg U.S. Corporate Investment Grade Index †	5.61%	0.16%	2.56%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class C
Trading Symbol	BFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.49% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in
banking
, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	3.49%	(1.49) %	1.14%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	4.49%	(1.49) %	1.14%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class T
Trading Symbol	TFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.54% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	2.88%	(1.00) %	2.15%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	5.54%	(0.49) %	2.47%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.44%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.43%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-1
Trading Symbol	BFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class F-1 shares gained 5.27% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	5.27%	(0.75) %	1.81%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-2
Trading Symbol	BFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.55% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	5.55%	(0.49) %	2.09%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-3
Trading Symbol	CFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.67% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	5.67%	(0.38) %	2.68%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.52%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.52%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-A
Trading Symbol	COBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.25% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	1.56%	(1.48) %	1.38%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	5.25%	(0.78) %	1.79%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-C
Trading Symbol	COBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of
fund
performance
The fund’s Class 529-C shares gained 4.45% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	3.45%	(1.53) %	1.36%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	4.45%	(1.53) %	1.36%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-E
Trading Symbol	COBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class 529-E shares gained 5.04% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	5.04%	(0.97) %	1.60%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-T
Trading Symbol	TABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class 529-T shares gained 5.48% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	2.82%	(1.06) %	2.09%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	5.48%	(0.55) %	2.41%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.44%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.43%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	COBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class 529-F-1 shares gained 5.48% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	5.48%	(0.56) %	2.03%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.56% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	5.56%	(1.00) %
Bloomberg U.S. Aggregate Index 3	5.46%	(1.16) %
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	(0.54) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's
discussion of
fund performance
The fund’s Class 529-F-3 shares gained 5.61% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	5.61%	(0.95) %
Bloomberg U.S. Aggregate Index 3	5.46%	(1.16) %
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	(0.54) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-1
Trading Symbol	RCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.53% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Blo omb
erg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloo
m
berg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	4.53%	(1.46) %	1.21%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and ex pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no exp
enses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Inc lu des de riva tives.
American Funds Corporate Bond Fund® - Class R2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2
Trading Symbol	RCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.53% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a rel ati
ve negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	4.53%	(1.45) %	1.15%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When ap pli
cable, r
es
ults reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.83% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	4.83%	(1.17) %	1.51%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect app lic
able fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-3
Trading Symbol	RCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond F un d (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.00% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	5.00%	(1.02) %	1.57%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-4
Trading Symbol	RCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.31% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	5.31%	(0.72) %	1.86%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.51% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	5.51%	(0.53) %	2.07%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5
Trading Symbol	RCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.61% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	5.61%	(0.43) %	2.14%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-6
Trading Symbol	RCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.67% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	5.67%	(0.38) %	2.18%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,000,000
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.